Note 21 Non Current Assets And Disposal Groups Classified As Held For Sale Breakdown By Items (Details) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale		€ (1,022)	€ (1,061)	€ (85,987)
Liabilities included in disposal groups classified as held for sale		0	0	75,446
Foreclosures and recoveries [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale		(1,070)	(1,218)	(1,398)
Other assets from tangible assets [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	(1,063)	(563)	(480)
Companies held for sale [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale	[2]	(40)	(41)	(84,792)
Liabilities included in disposal groups classified as held for sale	[2]	0	0	75,446
Accrued amortization [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale	[3]	(93)	(112)	(89)
Impairment losses [Member]
Non current assets and disposal groups classified as held for sale breakdown by items [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	€ (1,057)	€ (650)	€ (594)

[1]	(1) The variation in 2022 corresponds mainly to the reclassification of offices previously in own use and now closed after the closing of the transaction with Merlin Properties (see Note 17). In 2021, it includes the reclassification of owned offices and facilities from "tangible assets" to "non-current assets and disposal groups classified as held for sale" and the adjustments due to the closing of the owned offices and the decommissioning of facilities after the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Notes 24 and 50).
[2]	(2) It includes mainly BBVA’s stake in BBVA USA in 2020 (see Note 3).
[3]	(3) Corresponds to the accumulated depreciation of assets before their classification as "Non-current assets and disposal groups classified as held for sale"